Condensed financial statements of the Company	12 Months Ended
Dec. 31, 2015
Condensed financial statements of the Company [Abstract]
Condensed financial statements of the Company
25.	Condensed financial statements of the Company

The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and VIEs' subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with the U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2015.

Condensed balance sheets

	As of December 31,
	2014	2015	2015
	RMB'000	RMB'000	US$'000
ASSETS
Current assets
Cash and cash equivalents	870,029	393,056	60,677
Amounts due from related parties	362	326	50
Amount due from subsidiaries and VIEs	109,723	380,379	58,721
Prepayments and other current assets	2,594	12,243	1,890
Total current assets	982,708	786,004	121,338
Non-current assets
Investment in a subsidiaries and VIEs	161,924	434,751	67,114
Prepayments and other non-current assets	42,833	12,987	2,005
Available-for-sale securities	19,852	76,016	11,735
Intangible assets, net	14,992	119,498	18,447
Total non-current assets	239,601	643,252	99,301
Total assets	1,222,309	1,429,256	220,639
Liabilities and shareholders' equity
Current liabilities
Accruals and other current liabilities	6,287	2,682	414
Amount due to subsidiaries and VIEs	8	—	—
Amount due to related parties	8,706	—	—
Accounts payable	—	748	115
Total current liabilities	15,001	3,430	529

Total liabilities	15,001	3,430	529
Commitments and contingencies	—	—	—

	As of December 31,
	2014	2015	2015
	RMB'000	RMB'000	US$'000

Shareholders' equity
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized as of December 31, 2014 and 2015, 173,912,753 shares issued and outstanding as of December 31, 2014 , 185,912,753 shares issued and 181,218,545 shares outstanding as of December 31, 2015)	107	112	17
Treasury stock (nil and 4,694,208 shares as of December 31, 2014 and 2015, respectively)	—	(9,232)	(1,425)
Additional paid-in capital	2,460,677	2,565,182	395,997
Statutory reserves	5,237	5,237	808
Accumulated deficit	(1,248,020)	(1,201,135)	(185,423)
Accumulated other comprehensive (loss)/income	(10,693)	65,662	10,136
Total shareholders' equity	1,207,308	1,425,826	220,110
Total liabilities and shareholders' equity	1,222,309	1,429,256	220,639

Condensed statements of operations and comprehensive income/(loss)

	Year ended December 31,
	2013	2014	2015	2015
	RMB'000	RMB'000	RMB'000	US$'000

Revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses:
Research and development expenses	—	—	(167)	(26)
General and administrative expenses	(478)	(1,977)	(13,507)	(2,085)
Total operating expenses	(478)	(1,977)	(13,674)	(2,111)
Other (loss)/gain – net	(514)	6,417	—	—
Operating (loss)/income	(992)	4,440	(13,674)	(2,111)
Interest income	—	1,129	15,707	2,425
Foreign exchange gain and others	—	6,221	(24,652)	(3,806)
Income/(loss) from subsidiaries and VIEs	29,124	(28,665)	69,504	10,730
Net income/(loss)	28,132	(16,875)	46,885	7,238
Accretion to convertible redeemable preferred shares redemption value	(262,782)	(1,054,890)	—	—
Deemed dividend to Series A preferred shareholders	(14,402)	—	—	—
Deemed dividend to Li Meiping Ordinary Shares	(29,075)	—	—	—
Net (loss)/income attributable to ordinary shareholders	(278,127)	(1,071,765)	46,885	7,238
Net income/(loss)	28,132	(16,875)	46,885	7,238
Other comprehensive income/(loss)
Foreign currency translation adjustments of the Company, subsidiaries and VIEs, net of nil tax	4,559	(15,354)	40,633	6,273
Net unrealized gain on available-for-sale securities from subsidiaries and VIEs, net of nil tax	—	—	35,722	5,515
Total other comprehensive income/(loss)	4,559	(15,354)	76,355	11,788
Comprehensive income/(loss)	32,691	(32,229)	123,240	19,026

Condensed statement of cash flows

	Year ended December 31,
	2013	2014	2015	2015
	RMB'000	RMB'000	RMB'000	US$'000

Net cash used in operating activities	(39,266)	(13,058)	(28,175)	(4,349)
Net cash generated from/(used in) investing activities	5,687	(77,676)	(459,608)	(70,952)
Net cash provided by financing activities	107,487	893,906	(9,232)	(1,425)
Net increase/(decrease) in cash and cash equivalents	73,908	803,172	(497,015)	(76,726)
Cash and cash equivalents at the beginning of year	441	72,118	870,029	134,309
Effect of exchange (loss)/gain on cash and cash equivalents	(2,231)	(5,261)	20,042	3,094
Cash and cash equivalents at end of the year	72,118	870,029	393,056	60,677

During the years ended December 31, 2013, 2014 and 2015, there were no cash dividends paid by the subsidiaries and VIEs to the Company.

Basis of presentation

The Company's accounting policies are the same as the Group's accounting policies with the exception of the accounting for the investments in subsidiaries, VIEs and VIEs' subsidiaries.

 For the Company only condensed financial information, the Company records its investments in subsidiaries, VIEs and VIEs' subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the subsidiaries and VIEs' income/(losses) as “Income/(losses) from subsidiaries and VIEs” on the Condensed Statements of Operations and Comprehensive Income/(Losses).